  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 13, 2005.

                                                                 No. 333-102228
                                                                  No. 811-21265
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                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                       ------------------------

                              FORM N-1A
                      REGISTRATION STATEMENT
                  UNDER THE SECURITIES ACT OF 1933                   / /
                    Pre-Effective Amendment No.                      / /
                  Post-Effective Amendment No. 47                    /X/
                                                                  and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                            ACT OF 1940
                         Amendment No. 49
                                                                     /X/
                    (Check appropriate box or boxes)
                       ------------------------

                POWERSHARES EXCHANGE-TRADED FUND TRUST
         (Exact Name of Registrant as Specified in Charter)

                 Wheaton Oaks Professional Building
                      855 West Prairie Avenue
                         Wheaton, IL 60187
               (Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (800) 983-0903

          H. Bruce Bond                              With a copy to:
  Wheaton Oaks Professional Building                Stuart M. Strauss
      855 West Prairie Avenue                     Clifford Chance US LLP
         Wheaton, IL 60187                         31 West 52nd Street
(Name and Address of Agent for Service)             New York, NY 10019


           APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

  It is proposed that this filing will become effective (check appropriate box)
          immediately upon filing pursuant to paragraph (b) of Rule 485.
---------
    X     on September 14, 2005 pursuant to paragraph (b) of Rule 485.
---------
          60 days after filing pursuant to paragraph (a)(1) of Rule 485.
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          on [date] pursuant to paragraph (a) of Rule 485.
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          75 days after filing pursuant to paragraph (a)(2) of Rule 485.
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          on [date] pursuant to paragraph (a) of Rule 485.
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The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 44 to its Registration Statement until September 14, 2005. Parts A, B and C of Registrant's Post-Effective Amendment No. 44 under the Securities Act of 1933 and Amendment No. 46 under the Investment Company
Act of 1940, filed on August 29, 2005, are incorporated by reference herein.

                                 SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 13th day of September, 2005.

                                PowerShares Exchange-Traded Fund Trust

                                By:  /s/ Harold Bruce Bond
                                     ---------------------
                                     Title: Harold Bruce Bond, President

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.


           SIGNATURE                      TITLE                         DATE
/s/ Harold Bruce Bond             President and Chairman          September 13, 2005
---------------------------
Harold Bruce Bond

*/s/ Ronn R. Bagge                Trustee                         September 13, 2005
---------------------------
Ronn R. Bagge

*/s/ D. Mark McMillan             Trustee                         September 13, 2005
---------------------------
D. Mark McMillan

*/s/ Philip M. Nussbaum           Trustee                         September 13, 2005
---------------------------
Philip M. Nussbaum

*/s/ John W. Southard             Trustee                         September 13, 2005
---------------------------
John W. Southard

*By: /s/ Stuart M. Strauss
---------------------------
Stuart M. Strauss
Attorney-In-Fact

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